Fair Value Measurements (Details) - Schedule of changes in fair value of private warrant liabilities - Private Placement Warrants [Member] $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Servicing Liabilities at Fair Value [Line Items]
Beginning balance
Assumed in business combination	6,831
Change in valuation inputs and other assumptions	(759)
Ending balance	$ 6,072